MERCHANT CASH ADVANCES	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
MERCHANT CASH ADVANCES
MERCHANT CASH ADVANCES

8 -   MERCHANT CASH ADVANCES

The Company entered into multiple Merchant Cash Advance (“MCA”) factoring agreements to fund operations. The Company is required to repay the MCA in fixed daily payments until the balance is repaid. The MCA is personally guaranteed by a stockholder. Fees associated with the MCA have been recognized in interest expense in the accompanying consolidated statement of operations. As of June 30, 2022 and December 31, 2021, the outstanding balance on these merchant cash advances net of unamortized costs was $575,489 and $1,386,008, respectively and is expected to be repaid within twelve months.

7 -   MERCHANT CASH ADVANCES

The Company entered into multiple Merchant Cash Advance (“MCA”) factoring agreements to fund operations. The Company is required to repay the MCA in fixed daily payments until the balance is repaid. The MCA is personally guaranteed by a member. Fees associated with the MCA have been capitalized and amortized over the life of the loan. The amortization expense is recognized in interest expense in the accompanying consolidated statement of operations. As of December 31, 2021, and 2020, the outstanding balance on these merchant cash advances was $1,443,776 and $320,079, respectively, and is expected to be repaid within twelve months. As of December 31, 2021, and 2020, the unamortized fees associated with these merchant cash advances was $57,768 and $-0-, respectively, and is expected to be fully amortized within twelve months.